Stock Option Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividends (as percent)	1.21%	1.00%	1.11%
Expected term (in years)	8 years 8 months 16 days	8 years 11 months 14 days	9 years 3 months 29 days
Expected volatility (as percent)	26.00%	22.00%	23.00%
Risk-free rate (as percent)	2.02%	2.02%	2.62%